UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23117

JPMorgan Trust IV

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, New York 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, New York 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust IV

Schedule of Portfolio Investments as of May 31, 2019

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2019.

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 64.6%
Alabama — 0.4%
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project Series B, Rev., VRDO, LOC: Societe Generale, 1.46%, 6/7/2019(b)(c)	3,785	3,785

Alaska — 0.1%
City of Valdez, Exxon Pipeline Co. Project Series B, Rev., VRDO, 2.20%, 6/3/2019(b)	1,300	1,300

Arizona — 0.4%
Tender Option Bond Trust Receipts/Certificates Series 2019-XG0231, Rev., VRDO, LOC: Bank of America NA, 1.50%, 6/7/2019(b)(c)	4,065	4,065

California — 0.7%
City of Los Angeles Rev., TRAN, 4.00%, 6/27/2019	625	626
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-26, Rev., VRDO, LOC: Royal Bank of Canada, 1.57%, 12/2/2019(b)(c)	5,000	5,000

		5,626

Colorado — 4.5%
City of Colorado Springs, Utilities System Series A, Rev., VRDO, LIQ: U.S. Bank NA, 1.38%, 6/7/2019(b)	3,285	3,285
City of Colorado Springs, Utilities System Improvement
Series 2012A, Rev., VRDO, LIQ: U.S. Bank NA, 1.40%, 6/7/2019(b)	8,020	8,020
Series A, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.40%, 6/7/2019(b)	14,415	14,415
State of Colorado Rev., TRAN, 4.00%, 6/26/2019	2,515	2,519
State of Colorado, Education Loan Program
Series B, Rev., TRAN, 3.00%, 6/27/2019	5,000	5,005
Series 2018A, Rev., TRAN, 4.00%, 6/27/2019	2,375	2,379
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0195, COP, VRDO, LIQ: Bank of America NA, 1.51%, 6/7/2019(b)(c)	4,925	4,925

		40,548

Connecticut — 2.8%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series 2019, Subseries B-3, Rev., LIQ: Bank of America NA, 1.41%, 6/7/2019(b)	2,555	2,555
Series B, Subseries B-4, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.43%, 6/7/2019(b)	13,160	13,160
Tender Option Bond Trust Receipts/Certificates Series 2019-G-110, Rev., VRDO, LOC: Royal Bank of Canada, (SIFMA Municipal Swap Index Yield + 0.18%), 1.60%, 6/7/2019(c)(d)	10,000	10,000

		25,715

District of Columbia — 1.2%
District of Columbia, Georgetown University Series 2017 B-1, Rev., VRDO, LOC: Bank of America NA, 1.41%, 6/7/2019(b)	895	895
Tender Option Bond Trust Receipts/Certificates Series 2019-BAML8002, Rev., VRDO, LOC: Bank of America NA, 1.50%, 6/7/2019(b)(c)	10,445	10,445

		11,340

Florida — 5.1%
County of Miami-Dade, Seaport Department Series A, Rev., VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates Series 2019-XF2808, Rev., VRDO, LIQ: Barclays Bank plc, 1.45%, 6/7/2019(b)(c)	2,500	2,500

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Series 2019-XF2817, Rev., VRDO, LIQ: Barclays Bank plc, 1.45%, 6/7/2019(b)(c)	6,400	6,400
Series 2019-XL0107, Rev., VRDO, LIQ: Barclays Bank plc, 1.45%, 6/7/2019(b)(c)	2,650	2,650
Series 2019-XF0776, Rev., VRDO, LIQ: Bank of America NA, 1.46%, 6/7/2019(b)(c)	2,000	2,000
Series 2019-XF0749, Rev., VRDO, LIQ: Royal Bank of Canada, 1.47%, 6/7/2019(b)(c)	7,735	7,735
Series 2018-G-41, Rev., VRDO, LOC: Royal Bank of Canada, 1.62%, 6/7/2019(b)(c)	5,665	5,665

		46,950

Idaho — 0.1%
State of Idaho GO, TAN, 4.00%, 6/28/2019	520	521

Illinois — 0.4%
Illinois Finance Authority, The University of Chicago Medical Center Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.46%, 6/7/2019(b)	930	930
Illinois Finance Authority, Youth Hostels Project Rev., VRDO, LOC: BMO Harris Bank NA, 1.40%, 6/7/2019(b)	2,830	2,830

		3,760

Indiana — 2.9%
Indiana Finance Authority, Educational Facilities, Depauw University Project Series A, Rev., VRDO, LOC: BMO Harris Bank NA, 1.38%, 6/7/2019(b)	13,880	13,880
Indiana Finance Authority, Health System, Sisters of St. Francis Health Services, Inc. Obligated Group Series 2008I, Rev., VRDO, LOC: Barclays Bank plc, 2.18%, 6/3/2019(b)	2,500	2,500
Indiana Finance Authority, Parkview Health System Obligated Group Series D, Rev., VRDO, LOC: Wells Fargo Bank NA, 2.20%, 6/3/2019(b)	8,435	8,435
Tender Option Bond Trust Receipts/Certificates Series 2019-XF0756, Rev., VRDO, LIQ: Bank of America NA, 1.52%, 6/7/2019(b)(c)	1,875	1,875

		26,690

Iowa — 1.9%
Iowa Finance Authority, Health Facilities, Unitypoint Health Project Series 2013B-2, Rev., VRDO, LOC: Union Bank NA, 2.43%, 6/3/2019(b)	10,250	10,250
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project Rev., VRDO, 1.47%, 6/7/2019(b)	6,285	6,285
Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0582, Rev., VRDO, LIQ: Barclays Bank plc, 1.45%, 6/7/2019(b)(c)	1,200	1,200

		17,735

Kansas — 0.6%
Kansas Development Finance Authority, Health Facilities, Ku Health System Series 2011J, Rev., VRDO, LOC: U.S. Bank NA, 2.08%, 6/3/2019(b)	5,695	5,695

Louisiana — 3.3%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone
Rev., VRDO, 2.31%, 6/3/2019(b)	15,720	15,720
Series B, Rev., VRDO, 2.31%, 6/3/2019(b)	14,600	14,600

		30,320

Maine — 0.3%
Tender Option Bond Trust Receipts/Certificates Series 2018-ZF2749, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.45%, 6/7/2019(b)(c)	2,630	2,630

Maryland — 4.7%
Montgomery County Revenue Authority Rev., VRDO, 1.85%, 6/3/2019(b)	18,000	18,000

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-28, Rev., VRDO, LOC: Royal Bank of Canada, 1.62%, 6/7/2019(b)(c)	7,615	7,615
Tender Option Bond Trust Receipts/Certificates
Series 2018-XF2763, Rev., VRDO, LIQ: Citibank NA, 1.45%, 6/7/2019(b)(c)	5,000	5,000
Series 2018-ZM0618, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.45%, 6/7/2019(b)(c)	3,350	3,350
Series 2018-XG0177, Rev., VRDO, LOC: Barclays Bank plc, 1.46%, 6/7/2019(b)(c)	3,750	3,750
Series 2018-G-42, Rev., VRDO, LOC: Royal Bank of Canada, 1.62%, 6/7/2019(b)(c)	5,000	5,000

		42,715

Massachusetts — 0.8%
City of Lowell GO, BAN, 4.00%, 6/21/2019	2,170	2,173
Massachusetts Health and Educational Facilities Authority, Capital Asset Program Series M-4A, Rev., VRDO, LOC: Bank of America NA, 1.42%, 6/7/2019(b)	1,770	1,770
Massachusetts Housing Finance Agency, Single Family Housing Series 208, Rev., VRDO, LIQ: Royal Bank of Canada, 1.42%, 6/7/2019(b)	3,400	3,400

		7,343

Michigan — 2.3%
County of Grand, Traverse Hospital Finance Authority, Munson Healthcare Obligated Group Series 2019C, Rev., VRDO, LOC: PNC Bank NA, 2.18%, 6/3/2019(b)	12,335	12,335
Michigan State Housing Development Authority, Single-Family Mortgage Series D, Rev., VRDO, LIQ: Industrial & Commercial Bank of China, 1.48%, 6/7/2019(b)	4,385	4,385
Rib Floater Trust Various States Series 2018-009, Rev., VRDO, LOC: Barclays Bank plc, 1.46%, 6/7/2019(b)(c)	4,000	4,000

		20,720

Minnesota — 1.6%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018C, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.50%, 6/3/2019(b)	14,790	14,790

Missouri — 5.1%
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series B, Rev., VRDO, LIQ: BJC Health System, 1.40%, 6/7/2019(b)	15,845	15,845
Health and Educational Facilities Authority of the State of Missouri, SSM Health Series F, Rev., VRDO, 1.47%, 6/7/2019(b)	25,800	25,800
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0184, Rev., VRDO, LOC: Citibank NA, 1.47%, 6/7/2019(b)(c)	5,000	5,000

		46,645

Nevada — 0.8%
City of Reno, Hospital, Renown Regional Medical Center Project Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.41%, 6/7/2019(b)	7,715	7,715

New Jersey — 0.1%
Township of North Brunswick Series 2018 A, GO, BAN, 3.00%, 7/23/2019	500	501

New York — 4.9%
City of New York, Fiscal Year 2006 Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 2.20%, 6/3/2019(b)	10,000	10,000
City of New York, Fiscal Year 2008 Series D, Subseries D-4, GO, VRDO, LIQ: BMO Harris Bank NA, 1.37%, 6/7/2019(b)	10,000	10,000

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
City of New York, Fiscal Year 2017 Subseries 2016 A5, GO, VRDO, LIQ: Landesbank Hessen-Thueringen, 2.33%, 6/3/2019(b)	6,625	6,625
New York State Housing Finance Agency, Manhattan West Residential Housing Series A, Rev., VRDO, LOC: Bank of China, 1.49%, 6/7/2019(b)	650	650
Tender Option Bond Trust Receipts/Certificates
Series 2015-ZF0264, Rev., VRDO, LIQ: TD Bank NA, 1.44%, 6/7/2019(b)(c)	6,265	6,265
Series 2018-XF0238, Rev., VRDO, LIQ: TD Bank NA, 1.44%, 6/7/2019(b)(c)	7,700	7,700
Series 2015-XF2107, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.45%, 6/7/2019(b)(c)	3,760	3,760

		45,000

North Carolina — 2.2%
City of Charlotte, 2003 Governmental Facilities Projects Series G, COP, VRDO, LIQ: Wells Fargo Bank NA, 1.43%, 6/7/2019(b)	7,545	7,545
North Carolina Medical Care Commission, Moses Cone Health System Series A, Rev., VRDO, LIQ: BMO Harris Bank NA, 1.38%, 6/7/2019(b)	6,450	6,450
Tender Option Bond Trust Receipts/Certificates Series 2019-ZF2813, Rev., VRDO, LIQ: Barclays Bank plc, 1.47%, 6/7/2019(b)(c)	3,415	3,415
University of North Carolina, University Hospital at Chapel Hill Series B, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 2.20%, 6/3/2019(b)	2,485	2,485

		19,895

Ohio — 2.8%
Montgomery County, Hospital Facilities, Premier Health Partners Obligated Group Series 2016 D, Rev., VRDO, LOC: Barclays Bank plc, 2.18%, 6/3/2019(b)	3,400	3,400
State of Ohio, Cleveland Clinic Health System
Series 2019 D2, Rev., VRDO, 1.33%, 6/7/2019(b)	8,400	8,400
Series 2019 D-1, Rev., VRDO, 1.35%, 6/7/2019(b)	7,500	7,500
Tender Option Bond Trust Receipts/Certificates
Series 2018-ZF0670, Rev., VRDO, LIQ: Bank of America NA, 1.45%, 6/7/2019(b)(c)	2,000	2,000
Series 2018-XF2613-1, Rev., VRDO, LIQ: Citibank NA, 1.50%, 6/7/2019(b)(c)	4,000	4,000

		25,300

Pennsylvania — 3.6%
County of Allegheny Series C, GO, VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	12,425	12,425
Tender Option Bond Trust Receipts/Certificates
Series E-111, Rev., VRDO, LOC: Royal Bank of Canada, 2.20%, 6/3/2019(b)(c)	10,000	10,000
Series 2018-XG0201, Rev., VRDO, GTD, LOC: Barclays Bank plc, 1.46%, 6/7/2019(b)(c)	10,000	10,000

		32,425

Rhode Island — 1.8%
Rhode Island Health and Educational Building Corp., Higher Education Facilities, Brown University Series A, Rev., VRDO, LIQ: HSBC Bank USA NA, 1.37%, 6/7/2019(b)	2,185	2,185
Tender Option Bond Trust Receipts/Certificates
Series 2018-ZF2712, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Morgan Stanley Bank, 1.46%, 6/7/2019(b)(c)	3,700	3,700
Series 2018-ZM0631, Rev., VRDO, LIQ: Royal Bank of Canada, 1.47%, 6/7/2019(b)(c)	6,035	6,035
Series 2018-ZM0632, Rev., VRDO, LIQ: Royal Bank of Canada, 1.47%, 6/7/2019(b)(c)	4,050	4,050

		15,970

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
South Carolina — 0.5%
Tender Option Bond Trust Receipts/Certificates Series 2019-G-109, Rev., VRDO, LOC: Royal Bank of Canada, (SIFMA Municipal Swap Index Yield + 0.20%), 1.62%, 6/7/2019(c)(d)	5,000	5,000

South Dakota — 0.1%
South Dakota State Building Authority Series A, Rev., 3.00%, 6/1/2019	1,000	1,000

Tennessee — 0.1%
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.44%, 6/7/2019(b)	700	700

Texas — 3.8%
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Series A, Rev., VRDO, 2.20%, 6/3/2019(b)	250	250
Series A-2, Rev., VRDO, 2.20%, 6/3/2019(b)	1,170	1,170
Subseries A-3, Rev., VRDO, 2.20%, 6/3/2019(b)	300	300
State of Texas, Veterans Series 2010C, GO, VRDO, LIQ: State Street Bank & Trust, 1.65%, 6/7/2019(b)	8,500	8,500
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System
Series 2017-B, Rev., VRDO, 1.43%, 6/7/2019(b)	3,340	3,340
Series 2012-B, Rev., VRDO, 1.45%, 6/7/2019(b)	150	150
Tender Option Bond Trust Receipts/Certificates
Series 2018-XF0645, Rev., VRDO, LIQ: TD Bank NA, 1.45%, 6/7/2019(b)(c)	4,000	4,000
Series 2018-XF0648, GO, VRDO, PSF-GTD, LIQ: TD Bank NA, 1.45%, 6/7/2019(b)(c)	3,745	3,745
Series 2018-ZF2570, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.45%, 6/7/2019(b)(c)	5,995	5,995
Series 2018-ZF2662, GO, VRDO, PSF-GTD, LIQ: Morgan Stanley Bank, 1.45%, 6/7/2019(b)(c)	3,840	3,840
Series 2018-ZF2721, GO, VRDO, LIQ: Morgan Stanley Bank, 1.45%, 6/7/2019(b)(c)	3,335	3,335

		34,625

Utah — 0.8%
County of Utah Hospital, IHC Health Services, Inc.
Series B, Rev., VRDO, LIQ: U.S. Bank NA, 1.39%, 6/7/2019(b)	325	325
Series C, Rev., VRDO, LIQ: U.S. Bank NA, 1.43%, 6/7/2019(b)	350	350
Tender Option Bond Trust Receipts/Certificates
Series 2018-ZM0652, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.46%, 6/7/2019(b)(c)	3,425	3,425
Series 2018-XG0171, Rev., VRDO, LIQ: Royal Bank of Canada, 1.48%, 6/7/2019(b)(c)	3,000	3,000

		7,100

Virginia — 0.4%
Loudoun County Economic Development Authority, Howard Huges Medical Institute
Series A, Rev., VRDO, 1.40%, 6/7/2019(b)	1,495	1,495
Series B, Rev., VRDO, 1.45%, 6/7/2019(b)	2,205	2,205

		3,700

Washington — 0.1%
Washington State Housing Finance Commission, The Overlake School Project Rev., VRDO, LOC: Wells Fargo Bank NA, 1.46%, 6/7/2019(b)	770	770

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Wisconsin — 1.5%
Public Finance Authority, Wakemed Series 2019 C, Rev., VRDO, LOC: Barclays Bank plc, 2.18%, 6/3/2019(b)	6,150	6,150
Tender Option Bond Trust Receipts/Certificates
Series 2018-XF2634, Rev., VRDO, LIQ: Credit Suisse AG, 1.45%, 6/7/2019(b)(c)	2,000	2,000
Series 2018-XG0174, Rev., VRDO, LIQ: Bank of America NA, 1.47%, 6/7/2019(b)(c)	4,000	4,000
Wisconsin Housing & Economic Development Authority Series E, Rev., VRDO, AMT, LIQ: FHLB, 1.43%, 6/7/2019(b)	1,825	1,825

		13,975

Wyoming — 1.9%
County of Uinta, Pollution Control, Chevron USA, Inc. Project Rev., VRDO, 1.55%, 6/3/2019(b)	17,675	17,675

TOTAL MUNICIPAL BONDS (Cost $590,243)		590,244

	Shares (000)
VARIABLE RATE DEMAND PREFERRED SHARES — 4.4%
New York — 1.1%
Nuveen New York AMT-Free Quality Municipal Income Fund Series 3, LIQ: Citibank NA, 1.48%, 6/7/2019#(c)	10,000	10,000

Other — 3.3%
Nuveen AMT-Free Quality Municipal Income Fund Series 4, LIQ: Barclays Bank plc, 1.50%, 6/7/2019#(c)	30,000	30,000

TOTAL VARIABLE RATE DEMAND PREFERRED SHARES (Cost $40,000)		40,000

SHORT-TERM INVESTMENTS — 30.7%
COMMERCIAL PAPER — 30.7%
Alachua County Health Facilities Authority 1.45%, 7/18/2019	10,000	10,000
City of Dallas
1.57%, 7/17/2019	10,000	10,000
1.62%, 7/17/2019	7,200	7,202
City of Garland 1.68%, 6/6/2019	7,500	7,500
City of Garland, Electric Utility System 1.64%, 6/11/2019	16,470	16,471
City of Houston 1.45%, 6/11/2019	5,000	5,000
City of Rochester, Health Care Facilities 1.63%, 6/5/2019	10,000	9,999
County of Harris
1.45%, 6/6/2019	2,975	2,975
1.45%, 6/6/2019	1,400	1,400
1.45%, 6/6/2019	800	800
1.60%, 6/6/2019	250	250
1.70%, 6/6/2019	975	975
1.70%, 6/6/2019	975	975
1.70%, 6/6/2019	250	250
1.78%, 6/6/2019	6,295	6,296
1.78%, 6/6/2019	5,541	5,541
County of Hillsborough 1.50%, 8/8/2019	3,600	3,600
County of York, National Rural Utilities Cooperative Finance Corp.
1.95%, 6/3/2019	15,950	15,949
1.95%, 6/3/2019	12,500	12,500
Dallas Area Rapid Transit, Senior Lien 1.87%, 7/1/2019	10,000	10,003
District of Columbia
1.68%, 6/4/2019	20,000	19,999
1.80%, 7/30/2019	9,300	9,306
Health & Educational Facilities Authority of the State of Missouri 1.85%, 6/20/2019	5,000	5,001
Illinois Finance Authority 1.45%, 7/1/2019	6,000	6,000
Las Vegas Valley Water District 1.84%, 6/4/2019	15,000	14,999
Norfolk Va Industrial Development Authority 1.84%, 6/3/2019	12,400	12,400
Omaha Public Power District 1.77%, 6/19/2019	8,700	8,702

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Omaha Public Power District, Electric System 1.83%, 6/5/2019	10,000	10,000
Regents of the University of Minnesota 1.82%, 6/6/2019	5,600	5,600
San Antonio Electric & Gas 1.75%, 6/5/2019	4,500	4,500
Southwestern Illinois Development Authority, Health Facilities 1.65%, 6/19/2019	10,000	10,001
University of Massachusetts Building Authority 1.75%, 6/25/2019	7,000	7,001
University of Minnesota
1.87%, 6/4/2019	9,500	9,499
1.83%, 6/5/2019	7,372	7,372
University of Texas System 1.70%, 6/6/2019	5,000	5,000
1.65%, 6/17/2019	7,500	7,501
1.80%, 7/15/2019	5,000	5,002
1.57%, 9/12/2019	5,000	5,000

TOTAL COMMERCIAL PAPER (Cost $280,553)		280,569

TOTAL SHORT-TERM INVESTMENTS (COST $280,553)		280,569

Total Investments — 99.7% (Cost $910,796)		910,813
Other Assets Less Liabilities — 0.3%		2,324

Net Assets — 100.0%		913,137

Percentages indicated are based on net assets.

Abbreviations

AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2019.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of May 31, 2019.

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund, the Institutional Tax Free Money Market Fund and the Securities Lending Money Market Fund.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

For the fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2019, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$910,813	$—	$910,813

(a)

All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

JPMorgan Securities Lending Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS — 27.9%
Fixed Income Clearing Corp., 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $200,041, collateralized by U.S. Treasury Securities, 3.13%, due 5/15/2048, with a value of $204,002.	200,000	200,000
Fixed Income Clearing Corp., 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $400,083, collateralized by U.S. Treasury Securities, 2.88%, due 8/15/2028, with a value of $408,002.	400,000	400,000
HSBC Securities USA, Inc., 2.49%, dated 5/31/2019, due 6/3/2019, repurchase price $22,005, collateralized by Corporate Bonds, 2.75% - 5.00%, due 9/29/2026 - 11/26/2028, and Sovereign Government Securities, 0.00%, due 12/31/2038 with a value of $23,112.	22,000	22,000
HSBC Securities USA, Inc., 2.64%, dated 5/31/2019, due 6/3/2019, repurchase price $25,006, collateralized by Corporate Bonds, 0.00% - 7.00%, due 4/15/2022 - 6/1/2029, with a value of $27,006.	25,000	25,000
ING Financial Markets LLC, 2.47%, dated 5/31/2019, due 6/3/2019, repurchase price $55,011, collateralized by Corporate Bonds, 2.00% - 6.50%, due 5/5/2020 - 4/1/2059, Corporate Notes, 2.20% - 5.45%, due 9/29/2021 - 5/21/2028, and Sovereign Government Securities, 3.00% - 6.88%, due 1/22/2021 - 2/17/2045 with a value of $58,291.	55,000	55,000
ING Financial Markets LLC, 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $35,007, collateralized by Corporate Bonds, 2.25% - 7.38%, due 7/23/2019 - 4/1/2059, Corporate Notes, 2.50% - 3.95%, due 4/23/2020 - 4/1/2028, and Sovereign Government Securities, 4.88%, due 1/22/2021 with a value of $36,907.	35,000	35,000
ING Financial Markets LLC, 2.48%, dated 5/31/2019, due 6/4/2019, repurchase price $30,008, collateralized by Corporate Bonds, 2.25% - 7.38%, due 7/23/2019 - 4/1/2059, Corporate Notes, 2.50% - 3.95%, due 4/23/2020 - 4/1/2028, and Sovereign Government Securities, 4.88%, due 1/22/2021 with a value of $31,635.	30,000	30,000
Societe Generale SA, 2.61%, dated 5/31/2019, due 6/3/2019, repurchase price $100,022, collateralized by Corporate Bonds, 6.88%, due 2/1/2025, Corporate Notes, 6.72%, due 12/1/2022, and Sovereign Government Securities, 0.00% - 8.88%, due 10/14/2019 - 12/31/2033 with a value of $108,023.	100,000	100,000

TOTAL REPURCHASE AGREEMENTS (Cost $867,000)		867,000

U.S. GOVERNMENT AGENCY SECURITIES — 5.0%
FHLB DN, 2.40%, 6/26/2019(b) (Cost $154,742)	155,000	154,768

MUNICIPAL BONDS — 0.5%
New York — 0.5%
New York State Housing Finance Agency, 222 East 44th Street Housing Series 2017A, Rev., VRDO, LOC: Bank of China, 2.53%, 6/3/2019(c)	7,500	7,500
New York State Housing Finance Agency, Manhattan West Residential Housing Series 2016 B-1, Rev., VRDO, LOC: Bank of China, 2.58%, 6/3/2019(c)	8,750	8,750

		16,250

TOTAL MUNICIPAL BONDS (Cost $16,250)		16,250

JPMorgan Securities Lending Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS — 68.5%
CERTIFICATES OF DEPOSIT — 33.9%
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 1 Month + 0.34%), 2.81%, 6/5/2019(d)	13,500	13,513
(ICE LIBOR USD 1 Month + 0.17%), 2.62%, 6/13/2019(d)	45,000	45,001
3.00%, 9/11/2019	5,000	5,006
Chiba Bank Ltd. (Japan)
2.62%, 7/26/2019	19,000	19,003
2.53%, 8/29/2019	15,000	14,999
2.50%, 9/3/2019	25,000	25,000
China Construction Bank Corp. (China)
2.71%, 6/3/2019	25,000	25,001
2.64%, 8/22/2019	15,000	15,000
Cooperatieve Rabobank UA (Netherlands)
(ICE LIBOR USD 3 Month + 0.07%), 2.68%, 6/21/2019(d)	1,000	1,000
(ICE LIBOR USD 3 Month + 0.08%), 2.66%, 7/30/2019(d)	28,000	28,016
Credit Industriel et Commercial (France)
(ICE LIBOR USD 1 Month + 0.31%), 2.78%, 6/6/2019(d)	15,000	15,001
(ICE LIBOR USD 3 Month + 0.10%), 2.70%, 7/16/2019(d)	36,000	36,010
2.74%, 8/12/2019(b)	12,000	11,941
DNB Bank ASA (Norway) (ICE LIBOR USD 3 Month + 0.07%), 2.67%, 6/28/2019(d)	1,000	1,000
DZ Bank AG (Germany) (ICE LIBOR USD 3 Month + 0.05%), 2.57%, 8/27/2019(d)	30,000	29,999
HSBC Bank USA NA (ICE LIBOR USD 1 Month + 0.19%), 2.63%, 6/24/2019(d)	25,000	25,003
Industrial & Commercial Bank of China Ltd. (Chinas)
2.68%, 7/25/2019	15,000	15,002
2.63%, 8/30/2019(b)	30,000	29,998
Mizuho Bank Ltd. (Japan) (ICE LIBOR USD 1 Month + 0.12%), 2.56%, 6/24/2019(d)	60,000	59,998
MUFG Bank Ltd. (Japan)
(ICE LIBOR USD 1 Month + 0.28%), 2.72%, 6/22/2019(d)	10,000	10,005
(ICE LIBOR USD 1 Month + 0.17%), 2.61%, 6/24/2019(d)	25,000	24,997
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 1 Month + 0.20%), 2.69%, 6/3/2019(d)	40,000	39,993
(ICE LIBOR USD 1 Month + 0.20%), 2.66%, 6/10/2019(d)	30,000	29,994
Natixis SA (France)
(ICE LIBOR USD 3 Month + 0.18%), 2.79%, 6/6/2019(d)	12,000	12,000
2.73%, 12/13/2019	30,000	30,033
Nordea Bank Abp (Finland) 2.62%, 2/3/2020	10,000	10,007
Shizuoka Bank Ltd. (The) (Japan)
2.60%, 6/7/2019	25,000	25,001
2.53%, 8/23/2019	35,000	34,999
Skandinaviska Enskilda Banken AB (Sweden) 2.58%, 6/25/2019	25,000	25,004
Standard Chartered Bank (United Kingdom) 2.68%, 9/13/2019	70,000	70,051
Sumitomo Mitsui Banking Corp. (Japan) 2.80%, 6/3/2019	55,000	55,002
(ICE LIBOR USD 1 Month + 0.17%), 2.64%, 6/7/2019(d)	10,000	10,002
(ICE LIBOR USD 1 Month + 0.13%), 2.57%, 6/24/2019(d)	25,000	24,998
Svenska Handelsbanken AB (Sweden)
(ICE LIBOR USD 1 Month + 0.30%), 2.74%, 6/19/2019(d)	39,000	39,022
(ICE LIBOR USD 3 Month + 0.07%), 2.67%, 6/28/2019(d)	1,000	1,000
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 3 Month + 0.12%), 2.73%, 6/27/2019(d)	1,000	1,000
(ICE LIBOR USD 1 Month + 0.18%), 2.62%, 6/28/2019(d)	75,000	75,000
3.00%, 9/9/2019	5,000	5,007

JPMorgan Securities Lending Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Wells Fargo Bank NA (SOFR + 0.35%), 2.75%, 6/3/2019(d)	750	750
(ICE LIBOR USD 1 Month + 0.18%), 2.65%, 6/3/2019(d)	70,000	69,995
(ICE LIBOR USD 1 Month + 0.36%), 2.83%, 6/6/2019(d)	16,500	16,519
(ICE LIBOR USD 1 Month + 0.37%), 2.81%, 6/17/2019(d)	27,000	27,034

TOTAL CERTIFICATES OF DEPOSIT (Cost $1,052,685)		1,052,904

COMMERCIAL PAPER — 27.5%
Agricultural Bank of China Ltd. (China)
2.72%, 6/3/2019(b)(e)	25,000	24,995
2.67%, 7/1/2019(b)(e)	20,000	19,957
2.65%, 8/2/2019(b)(e)	25,000	24,890
Bank of China Ltd. (China) 2.67%, 8/9/2019(b)	30,000	29,851
Bank of Nova Scotia (The) (Canada) (ICE LIBOR USD 3 Month + 0.11%), 2.76%, 6/27/2019(d)(e)	1,000	1,000
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 1 Month + 0.33%), 2.85%, 6/3/2019(d)(e)	13,000	13,007
(ICE LIBOR USD 1 Month + 0.35%), 2.88%, 6/3/2019(d)(e)	35,000	35,031
Charta LLC 2.52%, 8/16/2019(b)(e)	25,000	24,868
China Construction Bank Corp. (China) 2.70%, 7/3/2019(b)(e)	5,000	4,989
Commonwealth Bank of Australia (Australia)
(ICE LIBOR USD 1 Month + 0.21%), 2.68%, 6/16/2019(d)(e)	1,000	1,000
(ICE LIBOR USD 3 Month + 0.03%), 2.65%, 7/30/2019(d)(e)	10,000	10,001
(ICE LIBOR USD 3 Month + 0.05%), 2.65%, 8/7/2019(d)(e)	48,000	48,009
Credit Suisse AG 2.61%, 10/15/2019(b)	40,000	39,617
Federation des Caisses Desjardins du Quebec (Canada) 3.06%, 8/9/2019(b)(e)	6,000	5,971
HSBC Bank plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.04%), 2.60%, 8/20/2019(d)(e)	25,000	25,001
Industrial & Commercial Bank of China Ltd. (China) 2.72%, 6/26/2019(b)(e)	10,000	9,982
ING US Funding LLC (Netherlands) (ICE LIBOR USD 1 Month + 0.34%), 2.83%, 6/13/2019(d)	30,000	30,018
Kells Funding LLC 2.61%, 9/19/2019(b)	20,000	19,844
Lloyds Bank plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.12%), 2.64%, 7/11/2019(d)	55,000	55,006
2.66%, 9/13/2019(b)	25,000	24,815
MUFG Bank Ltd. (Japan) 2.59%, 11/12/2019(b)	47,000	46,459
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 1 Month + 0.12%), 2.59%, 6/24/2019(d)(e)	30,000	29,996
(ICE LIBOR USD 1 Month + 0.16%), 2.63%, 6/24/2019(d)(e)	6,000	5,999
Nationwide Building Society (United Kingdom)
2.67%, 6/12/2019(b)(e)	10,000	9,992
2.62%, 7/1/2019(b)(e)	12,000	11,974
Natixis SA (France) (ICE LIBOR USD 3 Month + 0.14%), 2.76%, 7/11/2019(d)	48,000	48,015
Old Line Funding LLC 3.03%, 6/20/2019(b)(e)	10,000	9,986
Pricoa Short Term Funding LLC 2.68%, 8/5/2019(b)(e)	25,000	24,887
Sumitomo Mitsui Trust Bank Ltd. (Japan) 2.51%, 8/26/2019(b)(e)	61,000	60,637
Toyota Finance Australia Ltd. (Australia) (ICE LIBOR USD 3 Month + 0.15%), 2.80%, 6/13/2019(d)	10,000	10,005
Toyota Motor Credit Corp. (Japan) (ICE LIBOR USD 1 Month + 0.14%), 2.66%, 6/3/2019(d)	35,000	34,995
Toyota Motor Finance Netherlands BV (Japan) 2.59%, 7/29/2019(b)	47,000	46,815

JPMorgan Securities Lending Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
UBS AG (Switzerland) (ICE LIBOR USD 1 Month + 0.16%), 2.64%, 6/14/2019(d)(e)	30,000	30,000
Westpac Banking Corp. (Australia) (ICE LIBOR USD 1 Month + 0.32%), 2.83%, 6/10/2019(d)(e)	36,000	36,035

TOTAL COMMERCIAL PAPER (Cost $853,478)		853,647

TIME DEPOSITS — 5.5%
Mizuho Bank Ltd. (Japan) 2.41%, 6/3/2019	94,000	94,000
Skandinaviska Enskilda Banken AB (Sweden) 2.38%, 6/3/2019	75,447	75,447

TOTAL TIME DEPOSITS (Cost $169,447)		169,447

U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Bills 2.42%, 10/10/2019(b) (Cost $49,565)	50,000	49,589

TOTAL SHORT-TERM INVESTMENTS (Cost $2,125,175)		2,125,587

Total Investments — 101.9% (Cost $3,163,167)		3,163,605
Liabilities in Excess of Other Assets — (1.9%)		(58,111)

Net Assets — 100.0%		3,105,494

Percentages indicated are based on net assets.

JPMorgan Securities Lending Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations

DN	Discount Notes
FHLB	Federal Home Loan Bank
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2019.
USD	United States Dollar

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	The rate shown is the effective yield as of May 31, 2019.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund, the Institutional Tax Free Money Market Fund and the Securities Lending Money Market Fund.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

For the fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

JPMorgan Securities Lending Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,163,605	$—	$3,163,605

(a)	All portfolio holdings designated as level 2 are disclosed individually on the SOI. Please refer to the SOIs for specifics of the major categories of portfolio holdings.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 26, 2019

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
July 26, 2019